Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Operating Activities
Net Loss	$ (3,476,509)	$ (4,423,113)	$ (6,860,049)	$ (4,521,663)
Adjustment to Reconcile Net Loss:
Unrealized Gain on Series 2023 Derivative/Warrant Liability	(58,840)
Loss on Conversion of Senior Secured Note Payable			695,342
Depreciation Expense	117,745	123,661	163,799	88,516
Amortization Expense			131,735	8,790
Bad Debt Expense		8,000	10,440	14,580
Impairment Expense			914,091
Amortization of Operating Lease – ROU Asset	38,032	42,256	55,616	61,796
Accretion of Debt Discount	21,143			193,932
Stock Based Compensation	902,688	1,804,087	2,197,597	2,040,617
Issuance of shares for services				14,250
Write-off of inventory				99,497
Changes in Assets and Liabilities
Accounts Receivable	(5,765)	41,797	43,505	(42,866)
Accounts Receivable, Related Parties				58,250
Inventory	92,309	(13,424)	(162,133)	(83,005)
Prepaid Expenses	29,455	(36,141)	(126,781)	(13,978)
Prepaid project costs	(125)	(177,147)	(217,747)
Accounts Payable	194,497	52,760	237,068	13,142
Accounts Payable – Related Party	11,289			(32,212)
Deferred Revenue	285,005	(250,000)	150,000	500,000
Operating Lease Obligation	(38,032)	(42,256)	(55,616)	(61,796)
Accrued Liabilities	(32,745)	(204,352)	417,341	396,021
Accrued Liabilities – Related Party	(94,995)	(34,194)	60,365	(9,390)
Accrued Interest	51,951	11,328	2,582	44,565
Accrued Interest – Related Parties	88,942	94,926	136,165	150,223
Advances				86,464
Other assets			(9,940)	(3,920)
Net Cash Used in Operating Activities	(1,966,899)	(1,363,747)	(2,216,620)	(998,187)
Investing Activities
Acquisition of Fitore				291,783
Acquisition of InfiniVive				78,234
Acquisition of Property and Equipment	(127,158)	(261,424)	(310,113)	(24,613)
Other assets	(3,238)	(3,240)
Patent Costs	(29,893)			(8,390)
Net Cash Used in Investing Activities	(160,289)	(264,664)	(310,113)	337,014
Financing Activities
Preferred Stock Issued For Cash				1,790,000
Issuance of Senior Secured Convertible Note Payable				3,000,000
Deferred Offering Costs		(1,138,761)	(1,174,418)
Issuance of 2022 Series Convertible Notes Payable			200,000
Issuance of 2022 Series Convertible Notes Payable		200,000
Issuance of 2023 Series Convertible Notes Payable - Stock Settled	405,000
Issuance of 2023 Series B Convertible Notes Payable – Stock Settled	1,312,600
Capital Lease Principal Payments	(46,775)	(59,588)	(75,698)	(48,656)
Payments on Revolving Line of Credit		(58,596)	(58,596)	(400)
Net Cash Provided by (Used in) Financing Activities	1,670,825	(1,056,945)	(1,108,712)	4,740,944
Total Cash Used During the Period	(456,363)	(2,685,356)	(3,635,445)	4,079,771
Beginning Cash Balance	741,538	4,376,983	4,376,983	297,212
Ending Cash Balance	285,175	1,691,627	741,538	4,376,983
Cash Paid for Interest	16,570	40,419	59,702	13,702
Cash Paid for Income Taxes
Supplemental Schedule of Non-Cash Financing Activities:
Premium on issuance of 2023 Series Notes Payable - Stock Settled	135,000
Derivative/Warrant Liability on 2023 Series Notes Payable	73,213
Discount on Derivative/Warrant Liability on 2023 Series Notes Payable	208,213
Forgiveness of Accrued Liabilities – Related Party	137,953
Recognition of New Capital Leases			90,444	32,645
Beneficial Conversion Feature and Deemed Dividend on Convertible Preferred Stock		793,175	793,175	110,938
Common Stock Issued for Conversion of Senior Note Payable			3,712,500
Common Stock Issued for Conversion of Senior Secured Note Payable		3,712,500
Common Stock Issued for Conversion of Related Party Note Payable			331,266
Deferred Offering Costs Recorded as Accounts Payable	1,001,788	298,858	308,004
Conversion of accrued payable to note payable				1,989,246
Common stock issued for conversion of note payable				1,155,259
Preferred stock issued for conversion of convertible notes and advances				286,464
Cash and Cash Equivalents, end of period			741,538	3,626,983
Restricted cash, end of period				750,000
Total Cash, Cash Equivalents and Restricted cash in the Statement of Cash Flows	285,175	1,691,627	741,538	4,376,983
Other Project Income, Net	(191,746)
Loss on Conversion of Senior Secured Note Payable		695,342	695,342
Amortization Expense	98,802	28,632
Impairment Expense		914,091	$ 914,091
Supplemental Schedule of Non-Cash Financing Activities:
Premium on issuance of 2023 Series B Notes Payable – Stock Settled	437,533
Derivative/Warrant Liability on 2023 Series B Notes Payable	923,384
Discount on Derivative/Warrant Liability on 2023 Series B Notes Payable	1,360,917
Recognition of New Capital Leases		90,444
Right of Use Asset and Operating Lease Obligation Recognized under ASC Topic 842	271,396
Common Stock Issued for Conversion of Related Party Note Payable		$ 331,266